Segment Information (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Document Fiscal Year Focus	2015
Total consolidated operating income
Total consolidated operating income	$ 427	$ 647	$ 663
Other income (expense), net	55	6	22
Loss on extinguishment of debt	0	0	60
Interest expense	(142)	(135)	(126)
Income before income taxes and interest in earnings of associates	$ 340	$ 518	$ 499